Commitments (Details) - 12 months ended Jun. 30, 2026	AUD ($)	GBP (£)
Commitments [Line Items]
License fee payable	$ 35,000	£ 18,000
CRT [Member]
Commitments [Line Items]
License fee payable	$ 17,500	£ 9,000